UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.   20549

						FORM 13F

					FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: DECEMBER 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
					 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager
Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place, and Date of Signing:

	Arthur E. Hall		Minden, Nevada		FEBRUARY 3, 2000

Report Type      (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ]		13F NOTICE

[     ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

						FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$184,692

FORM 13F INFORMATION TABLE
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
(x$1000)
SHARES
INVESTMENT DISCRETION
MANAGERS
VOTING AUTHORITY








SOLE
SHARED
NONE









ALLSTATE

COM

020002101

 1200

50000

DEFINED 01



X
ALLTEL
COM
020039103
 8087
97800
DEFINED 01

X
ALLTEL
BACKWEB
COM
COM
020039103
 3059
  231
37000
5489
DEFINED 01
DEFINED 01


X

 X
BIG DOG HOLDINGS
BURLINGTON RESOURCES
BURLINGTON RESOURCES
COM
COM
COM
089128102
122014103
122014103
 2098
 4959
 1012
302400
150000
30600
DEFINED 01
DEFINED 01
DEFINED 01

X
                X

CAPITAL AUTOMOTIVE REIT
COM
139733109
 4327
355000
DEFINED 01

X
CAPITAL AUTOMOTIVE REIT
COM
139733109
  609
50000
DEFINED 01

                X
CHINA YUCHAI
COM

  228
191600
DEFINED 01

X
CANNONDALE CORP
COM
137798104
 3220
493000
DEFINED 01

X


DAYRUNNER
DREYER'S GRAND ICE CREAM
COM
COM
239545106
261878102
 2242
  255
574000
15000
DEFINED 01
DEFINED 01

X
X
EQUIFAX
COM
294429105
 2882
122300
DEFINED 01

X
EQUIFAX
COM
294429105
 1178
50000
DEFINED 01

                X
ENRON OIL & GAS
ETOYS
EXTREME NETWORKS
FIRST CONSULTING GROUP
COM
COM
COM
COM
293562104
297862104
30226D106
31986R103
  831
  231
  351
 2325
47300
11925
4202
150000
DEFINED 01
DEFINED 01
DEFINED 01
DEFINED 01


X
X
X
FOREMOST CORP OF AMERICA
FRESH DEL MONTE PRODUCE
COM
COM
345469100

53775
 2700
1895150
300000
DEFINED 01
DEFINED 01

X
X
GLACIER WATER SERVICES
COM
376395109
 2347
144400
DEFINED 01

X
GLOBALSTAR LP WARRANTS
HELLENIC TELECOM
COM
COM
379363AD6
423325307
  220
 2387
3000
200000
DEFINED 01
DEFINED 01


X
X


NUEVO GRUPO IUSACEL
COM
670512100
 1516
101500
DEFINED 01

X
LUBRIZOL
COM
549271104
 1235
40000
DEFINED 01

X
MERIDIAN RESOURCES
MONY GROUP
MURPHY OIL
COM
COM
COM
58977Q109
615337102
626717102
 2165
 1022
  574
706900
35000
10000
DEFINED 01
DEFINED 01
DEFINED 01

X
X
X
NUEVO ENERGY
COM
670509108
 1125
60000
DEFINED 01

X
PLAINS ALL AMERICAN PIPELINE
COM
726503105
 6793
522500
DEFINED 01

X
PLAINS RESOURCES
COM
726540503
11798
943800
DEFINED 01

X
THE RIGHT START
COM
766574107
 3615
172125
DEFINED 01


SANTA CRUZ OPERATION
COM
801833104
 1519
50000
DEFINED 01

X
SEAGATE
SEAGATE
COM
COM
811804103
811804103
 2333
 2328
50100
50000
DEFINED 01
DEFINED 01

X

SHOPKO STORES
SHOPKO STORES
COM
COM
824911101
824911101
 3036
 1150
132000
50000
DEFINED 01
DEFINED 01

X
                  X
SOLUTIA, INC.
SUPERVALU
SUPERVALU
COM
COM
COM
834376105
868536103
868536103
 3473
 7600
 2000
225000
380000
100000
DEFINED 01
DEFINED 01
DEFINED 01

X
X

COX COMMUNICATIONS
COM
224044107
12960
251650
DEFINED 01

X
COX COMMUNICATIONS
COM
224044107
 3807
73920
DEFINED 01

X                 X
TUBOS DE ACERO
COM
898592506
 1017
75000
DEFINED 01

X
TV AZTECA ADR
COM
901145102
 1350
150000
DEFINED 01

X
MEDIAONE
COM
58440J104
11522
150000
DEFINED 01

X










































TOTAL


184692



